ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 3,603	$ 3,892	$ 4,166
Increase in tax positions for prior years		437
Decrease in tax positions for prior years	(216)		(82)
Increase in tax positions for current year	764	839	730
Lapse in statute of limitations	(934)	(1,565)	(922)
Gross unrecognized tax benefits end of year	3,217	3,603	$ 3,892
Income tax penalties and interest accrued	300	$ 500
Increase in unrecognized tax benefits is reasonably possible	$ 1,200